REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Contract liabilities - related parties	$ 1	$ 8
Contract liabilities	50,430	7,851
Third parties
REVENUES
Contract liabilities, current	44,184	7,843
Contract liabilities, non-current	6,245
Related parties
REVENUES
Contract liabilities - related parties	1	8
Contract liabilities	$ 1	$ 8